Basic and diluted net earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of Net Earnings (Loss) and Weighted Average Shares Used in Computation of Basic and Diluted Earnings (Loss) per Share
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Net earnings (loss) attributable to shareholders of AQN	200,766	(253,231)	$111,620	$16,908
Series A preferred share dividend	1,448	1,142	2,203	2,290
Series D preferred share dividend	1,257	938	2,914	1,882
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$198,061	$(255,311)	$106,503	$12,736
Weighted average number of shares
Basic	701,593,792	687,847,010	695,700,444	688,277,615
Effect of dilutive securities	2,360,493	—	2,039,030	2,838,682
Diluted	703,954,285	687,847,010	697,739,474	691,116,297